UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10589

                          OPPENHEIMER REAL ESTATE FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Simon Property Group, Inc.                                                  8.7%
--------------------------------------------------------------------------------
Equity Residential                                                          5.2
--------------------------------------------------------------------------------
ProLogis                                                                    4.8
--------------------------------------------------------------------------------
SL Green Realty Corp.                                                       4.2
--------------------------------------------------------------------------------
Archstone-Smith Trust                                                       4.0
--------------------------------------------------------------------------------
Boston Properties, Inc.                                                     3.7
--------------------------------------------------------------------------------
Kimco Realty Corp.                                                          3.6
--------------------------------------------------------------------------------
Public Storage, Inc.                                                        3.5
--------------------------------------------------------------------------------
Vornado Realty Trust                                                        3.4
--------------------------------------------------------------------------------
Camden Property Trust                                                       3.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Stocks                     97.9%
      Cash Equivalents            2.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of investments.
--------------------------------------------------------------------------------


                        10 | OPPENHEIMER REAL ESTATE FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 3/4/02. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/1/03. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 10/1/03. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 10/1/03. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER REAL ESTATE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        12 | OPPENHEIMER REAL ESTATE FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING            EXPENSES
                            ACCOUNT           ACCOUNT           PAID DURING
                            VALUE             VALUE             6 MONTHS ENDED
                            (5/1/05)          (10/31/05)        OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual              $ 1,000.00        $ 1,115.00        $  8.03
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00          1,017.64           7.66
--------------------------------------------------------------------------------
Class B Actual                1,000.00          1,110.90          12.04
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00          1,013.86          11.49
--------------------------------------------------------------------------------
Class C Actual                1,000.00          1,110.50          12.03
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00          1,013.86          11.49
--------------------------------------------------------------------------------
Class N Actual                1,000.00          1,113.50           9.31
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00          1,016.43           8.88
--------------------------------------------------------------------------------
Class Y Actual                1,000.00          1,117.70           5.78
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00          1,019.76           5.51

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A            1.50%
----------------------------
Class B            2.25
----------------------------
Class C            2.25
----------------------------
Class N            1.74
----------------------------
Class Y            1.08

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
COMMON STOCKS--95.8%
--------------------------------------------------------------------------------------
FINANCIALS--95.8%
--------------------------------------------------------------------------------------
REAL ESTATE--95.8%
Acadia Realty Trust                                          72,200   $     1,371,800
--------------------------------------------------------------------------------------
Archstone-Smith Trust                                       211,250         8,570,413
--------------------------------------------------------------------------------------
Ashford Hospitality Trust                                   112,000         1,176,000
--------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                  80,175         6,915,094
--------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                   229,450         5,738,545
--------------------------------------------------------------------------------------
Boston Properties, Inc.                                     115,325         7,982,797
--------------------------------------------------------------------------------------
BRE Properties, Inc., Cl. A                                 139,900         6,170,989
--------------------------------------------------------------------------------------
Camden Property Trust                                       124,225         7,000,079
--------------------------------------------------------------------------------------
Capital Automotive REIT                                      59,641         2,303,335
--------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                             4,000           149,400
--------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc.                                221,700         3,108,234
--------------------------------------------------------------------------------------
Columbia Equity Trust, Inc.                                 271,300         3,979,971
--------------------------------------------------------------------------------------
Corporate Office Properties Trust                            91,100         3,166,636
--------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                         114,400         4,996,992
--------------------------------------------------------------------------------------
Equity Office Properties Trust                                1,600            49,280
--------------------------------------------------------------------------------------
Equity Residential                                          281,382        11,044,244
--------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc.                             800            32,504
--------------------------------------------------------------------------------------
First Potomac Realty Trust                                   43,800         1,109,892
--------------------------------------------------------------------------------------
General Growth Properties, Inc.                             134,329         5,706,296
--------------------------------------------------------------------------------------
Gramercy Capital Corp.                                      164,125         3,871,709

                                                                                VALUE
                                                             SHARES        SEE NOTE 1
--------------------------------------------------------------------------------------
REAL ESTATE Continued
Host Marriott Corp.                                         342,100   $     5,743,859
--------------------------------------------------------------------------------------
Innkeepers USA Trust                                        288,900         4,506,840
--------------------------------------------------------------------------------------
Kilroy Realty Corp.                                         108,225         6,076,834
--------------------------------------------------------------------------------------
Kimco Realty Corp.                                          258,850         7,667,137
--------------------------------------------------------------------------------------
LaSalle Hotel Properties                                      3,300           116,787
--------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                      153,175         6,532,914
--------------------------------------------------------------------------------------
Mills Corp.                                                  64,050         3,426,675
--------------------------------------------------------------------------------------
NorthStar Realty Finance Corp.                              243,900         2,307,294
--------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                             700            44,450
--------------------------------------------------------------------------------------
ProLogis                                                    237,416        10,208,888
--------------------------------------------------------------------------------------
Public Storage, Inc.                                        113,973         7,545,013
--------------------------------------------------------------------------------------
Regency Centers Corp.                                       103,725         5,774,371
--------------------------------------------------------------------------------------
Senior Housing Properties Trust                             252,530         4,472,306
--------------------------------------------------------------------------------------
Simon Property Group, Inc.                                  260,523        18,658,654
--------------------------------------------------------------------------------------
SL Green Realty Corp.                                       131,453         8,942,748
--------------------------------------------------------------------------------------
Strategic Hotel Capital, Inc.                               299,675         5,091,478
--------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                              162,300         3,635,520
--------------------------------------------------------------------------------------
U-Store-It Trust                                            221,700         4,624,662
--------------------------------------------------------------------------------------
Ventas, Inc.                                                108,800         3,332,544
--------------------------------------------------------------------------------------
Vornado Realty Trust                                         90,172         7,303,932
--------------------------------------------------------------------------------------
Windrose Medical Properties Trust                           278,200         4,214,730
                                                                      ----------------
Total Common Stocks
(Cost $178,629,911)                                                       204,671,846


                        14 | OPPENHEIMER REAL ESTATE FUND

                                                          PRINCIPAL             VALUE
                                                             AMOUNT        SEE NOTE 1
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
--------------------------------------------------------------------------------------
Undivided interest of 0.69% in joint repurchase
agreement (Principal Amount/Value $647,082,000,
with a maturity value of $647,153,179) with
UBS Warburg LLC, 3.96%, dated 10/31/05, to
be repurchased at $4,449,489 on 11/1/05,
collateralized by Federal National Mortgage
Assn., 5%, 10/1/35, with a
value of $661,717,556 (Cost $4,449,000)             $     4,449,000   $     4,449,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $183,078,911)                                            97.9%      209,120,846
--------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                 2.1         4,447,654
                                                    ----------------------------------
NET ASSETS                                                    100.0%  $   213,568,500
                                                    ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        15 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2005
------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $183,078,911)--see accompanying statement of investments  $   209,120,846
------------------------------------------------------------------------------------------------------
Cash                                                                                           60,847
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                            4,367,902
Shares of beneficial interest sold                                                            987,668
Interest and dividends                                                                        185,656
Receivable from Manager                                                                           637
Receivable from Transfer Agent                                                                     74
Other                                                                                             825
                                                                                      ----------------
Total assets                                                                              214,724,455

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                         809,990
Shares of beneficial interest redeemed                                                        243,183
Transfer and shareholder servicing agent fees                                                  36,347
Distribution and service plan fees                                                             30,295
Shareholder communications                                                                     17,800
Trustees' compensation                                                                            935
Other                                                                                          17,405
                                                                                      ----------------
Total liabilities                                                                           1,155,955

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $   213,568,500
                                                                                      ================

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                            $        11,310
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                181,332,705
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                               (66,162)
------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                6,248,712
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 26,041,935
                                                                                      ----------------
NET ASSETS                                                                            $   213,568,500
                                                                                      ================


                        16 | OPPENHEIMER REAL ESTATE FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$112,416,852 and 5,954,145 shares of beneficial interest outstanding)                 $         18.88
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                       $         20.03
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,952,696
and 1,163,600 shares of beneficial interest outstanding)                              $         18.87
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,851,912
and 1,157,782 shares of beneficial interest outstanding)                              $         18.87
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,378,949
and 337,486 shares of beneficial interest outstanding)                                $         18.90
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $50,968,091 and 2,697,435 shares of beneficial interest outstanding)        $         18.90

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER REAL ESTATE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2005
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Dividends                                                                                            $     2,766,953
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                                      83,749
---------------------------------------------------------------------------------------------------------------------
Other income                                                                                                   1,891
                                                                                                     ----------------
Total investment income                                                                                    2,852,593

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                              874,471
---------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                      101,054
Class B                                                                                                       95,664
Class C                                                                                                       93,051
Class N                                                                                                       13,934
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                      102,971
Class B                                                                                                       38,580
Class C                                                                                                       33,559
Class N                                                                                                       12,131
Class Y                                                                                                        5,277
---------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                                       19,524
Class B                                                                                                        9,028
Class C                                                                                                        6,509
Class N                                                                                                          921
---------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                         2,767
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                      851
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         41,746
                                                                                                     ----------------
Total expenses                                                                                             1,452,038
Less reduction to custodian expenses                                                                            (243)
Less waivers and reimbursements of expenses                                                                  (65,489)
                                                                                                     ----------------
Net expenses                                                                                               1,386,306

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                      1,466,287

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                           3,485,685
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                      10,249,915

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 $    15,201,887
                                                                                                     ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        SIX MONTHS              YEAR
                                                                                             ENDED             ENDED
                                                                                  OCTOBER 31, 2005         APRIL 30,
                                                                                       (UNAUDITED)              2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $     1,466,287   $     1,379,956
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                        3,485,685         3,862,478
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   10,249,915        14,950,823
                                                                                   ----------------------------------
Net increase in net assets resulting from operations                                    15,201,887        20,193,257

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                   (794,038)         (826,774)
Class B                                                                                    (77,669)         (112,413)
Class C                                                                                    (80,537)          (91,800)
Class N                                                                                    (35,712)          (22,345)
Class Y                                                                                   (383,496)         (531,786)
---------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                         --          (503,380)
Class B                                                                                         --          (120,903)
Class C                                                                                         --           (94,313)
Class N                                                                                         --           (17,448)
Class Y                                                                                         --          (238,606)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                 36,056,309        43,166,564
Class B                                                                                  5,900,069         9,336,010
Class C                                                                                  6,545,873         9,949,844
Class N                                                                                  1,807,595         3,545,439
Class Y                                                                                 24,051,467         2,623,977

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                          88,191,748        86,255,323
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    125,376,752        39,121,429
                                                                                   ----------------------------------
End of period (including accumulated net investment
loss of $66,162 and $160,997, respectively)                                        $   213,568,500   $   125,376,752
                                                                                   ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                    YEAR
                                                       ENDED                                                   ENDED
                                            OCTOBER 31, 2005                                               APRIL 30,
CLASS A                                          (UNAUDITED)          2005          2004          2003        2002 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $          17.07     $   12.97     $   10.34     $   10.51     $   10.00
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .16 2         .29 2         .26           .31           .08
Net realized and unrealized gain (loss)                 1.80          4.35          2.72          (.16)          .43
                                            -------------------------------------------------------------------------
Total from investment operations                        1.96          4.64          2.98           .15           .51
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.15)         (.36)         (.29)         (.18)           --
Distributions from net realized gain                      --          (.18)         (.06)         (.14)           --
                                            -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.15)         (.54)         (.35)         (.32)           --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $          18.88     $   17.07     $   12.97     $   10.34     $   10.51
                                            =========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     11.50%        36.11%        28.72%         1.58%         5.10%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $        112,417     $  68,879     $  17,078     $   6,418     $   6,120
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $         93,822     $  39,933     $  10,345     $   6,065     $   5,662
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   1.75%         1.81%         3.37%         3.10%         5.26%
Total expenses                                          1.52%         1.53%         1.57%         2.34%         4.23%
Expenses after waivers and
reduction to custodian expenses                         1.50%         1.50%         1.44%         2.09%         2.08%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   42%           92%          117%          300%           75%

1. For the period from March 4, 2002 (commencement of operations) to April 30, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER REAL ESTATE FUND

                                                                           SIX MONTHS                           YEAR
                                                                                ENDED                          ENDED
                                                                     OCTOBER 31, 2005                      APRIL 30,
CLASS B                                                                   (UNAUDITED)             2005        2004 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $          17.05     $      12.94     $   12.59
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                             .09 2            .18 2         .26
Net realized and unrealized gain                                                 1.80             4.33           .42
                                                                     ------------------------------------------------
Total from investment operations                                                 1.89             4.51           .68
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             (.07)            (.22)         (.27)
Distributions from net realized gain                                               --             (.18)         (.06)
                                                                     ------------------------------------------------
Total dividends and/or distributions to shareholders                             (.07)            (.40)         (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $          18.87     $      17.05     $   12.94
                                                                     ================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              11.09%           35.10%         5.28%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $         21,953     $     14,423     $   3,181
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $         19,037     $      8,842     $   1,462
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                            1.00%            1.11%         2.15%
Total expenses                                                                   2.54%            2.66%         2.78%
Expenses after waivers and
reduction to custodian expenses                                                  2.25%            2.25%         2.25%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            42%              92%          117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        21 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                           SIX MONTHS                           YEAR
                                                                                ENDED                          ENDED
                                                                     OCTOBER 31, 2005                      APRIL 30,
CLASS C                                                                   (UNAUDITED)             2005        2004 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $          17.06     $      12.96     $   12.59
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                             .09 2            .17 2         .26
Net realized and unrealized gain                                                 1.80             4.34           .44
                                                                     ------------------------------------------------
Total from investment operations                                                 1.89             4.51           .70
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             (.08)            (.23)         (.27)
Distributions from net realized gain                                               --             (.18)         (.06)
                                                                     ------------------------------------------------
Total dividends and/or distributions to shareholders                             (.08)            (.41)         (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $          18.87     $      17.06     $   12.96
                                                                     ================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              11.05%           35.07%         5.43%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $         21,852     $     13,784     $   2,317
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $         18,502     $      7,167     $     929
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                            1.00%            1.05%         2.12%
Total expenses                                                                   2.48%            2.57%         2.78%
Expenses after waivers and reduction to custodian expenses                       2.25%            2.25%         2.25%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            42%              92%          117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        22 | OPPENHEIMER REAL ESTATE FUND

                                                                           SIX MONTHS                           YEAR
                                                                                ENDED                          ENDED
                                                                     OCTOBER 31, 2005                      APRIL 30,
CLASS N                                                                   (UNAUDITED)             2005        2004 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $          17.08     $      12.97     $   12.59
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                             .14 2            .24 2         .29
Net realized and unrealized gain                                                 1.80             4.36           .42
                                                                     ------------------------------------------------
Total from investment operations                                                 1.94             4.60           .71
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             (.12)            (.31)         (.27)
Distributions from net realized gain                                               --             (.18)         (.06)
                                                                     ------------------------------------------------
Total dividends and/or distributions to shareholders                             (.12)            (.49)         (.33)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $          18.90     $      17.08     $   12.97
                                                                     ================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              11.35%           35.80%         5.56%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $          6,379     $      4,098     $     268
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $          5,540     $      1,581     $      97
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                            1.47%            1.51%         2.30%
Total expenses                                                                   2.01%            2.11%         2.10%
Expenses after waivers and reduction to custodian expenses                       1.74%            1.75%         1.75%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            42%              92%          117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        23 | OPPENHEIMER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                           SIX MONTHS                           YEAR
                                                                                ENDED                          ENDED
                                                                     OCTOBER 31, 2005                      APRIL 30,
CLASS Y                                                                   (UNAUDITED)             2005        2004 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $          17.08     $      12.98     $   12.59
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                             .21 2            .35 2         .25
Net realized and unrealized gain                                                 1.80             4.34           .51
                                                                     ----------------------------------------------------
Total from investment operations                                                 2.01             4.69           .76
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                             (.19)            (.41)         (.31)
Distributions from net realized gain                                               --             (.18)         (.06)
                                                                     ----------------------------------------------------
Total dividends and/or distributions to shareholders                             (.19)            (.59)         (.37)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $          18.90     $      17.08     $   12.98
                                                                     ====================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                              11.77%           36.57%         5.90%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                             $         50,968     $     24,193     $  16,278
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $         37,044     $     20,274     $  16,633
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                            2.19%            2.27%         3.12%
Total expenses                                                                   1.08% 5          1.14% 5       1.23% 5,6
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            42%              92%          117%

1. For the period from October 1, 2003 (inception of offering) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver and reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        24 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Real Estate Fund (the Fund) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek total return through investment in real estate securities. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Cornerstone Real Estate Advisers LLC, an indirect, wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company, the parent company of the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the


                        25 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                        26 | OPPENHEIMER REAL ESTATE FUND

      In addition, distributions paid by the Fund's investments in real estate investment trusts (REITS) often include a "return of capital" which is recorded by the Fund as a reduction of the cost basis of securities held. The Internal Revenue Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flows will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                        27 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        SIX MONTHS ENDED OCTOBER 31, 2005      YEAR ENDED APRIL 30, 2005
                                                   SHARES          AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                            2,696,426    $ 50,530,486     3,411,435    $  54,186,430
Dividends and/or
distributions reinvested                           39,105         746,917        76,724        1,254,701
Redeemed                                         (815,808)    (15,221,094)     (770,649)     (12,274,567)
                                            -------------------------------------------------------------
Net increase                                    1,919,723    $ 36,056,309     2,717,510    $  43,166,564
                                            =============================================================

---------------------------------------------------------------------------------------------------------
CLASS B
Sold                                              475,452    $  8,836,820       834,316    $  13,087,054
Dividends and/or
distributions reinvested                            3,738          72,112        12,889          212,244
Redeemed                                         (161,446)     (3,008,863)     (247,201)      (3,963,288)
                                            -------------------------------------------------------------
Net increase                                      317,744    $  5,900,069       600,004    $   9,336,010
                                            =============================================================

---------------------------------------------------------------------------------------------------------
CLASS C
Sold                                              472,972    $  8,838,668       782,568    $  12,361,481
Dividends and/or
distributions reinvested                            3,830          73,877        10,242          168,836
Redeemed                                         (126,912)     (2,366,672)     (163,776)      (2,580,473)
                                            -------------------------------------------------------------
Net increase                                      349,890    $  6,545,873       629,034    $   9,949,844
                                            =============================================================

---------------------------------------------------------------------------------------------------------
CLASS N
Sold                                            161,466      $  3,009,600       237,410    $   3,840,506
Dividends and/or
distributions reinvested                          1,735            33,219         2,234           36,949
Redeemed                                        (65,623)       (1,235,224)      (20,367)        (332,016)
                                            -------------------------------------------------------------
Net increase                                     97,578      $  1,807,595       219,277    $   3,545,439
                                            =============================================================


                        28 | OPPENHEIMER REAL ESTATE FUND

                                        SIX MONTHS ENDED OCTOBER 31, 2005      YEAR ENDED APRIL 30, 2005
                                                   SHARES          AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                            1,296,402    $ 24,326,469       145,092    $   2,350,640
Dividends and/or
distributions reinvested                           20,083         383,481        48,131          770,344
Redeemed                                          (35,295)       (658,483)      (31,402)        (497,007)
                                            -------------------------------------------------------------
Net increase                                    1,281,190    $ 24,051,467       161,821    $   2,623,977
                                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2005, were as follows:

                                                PURCHASES           SALES
-------------------------------------------------------------------------
Investment securities                      $  140,205,419    $ 70,730,686

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee at an annual rate of 1.00% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Cornerstone Real Estate Advisers LLC, (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Advisor a fee equal to 40% of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise). Notwithstanding the foregoing, if the Manager, without the Sub-Advisor's concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the Manager, the Sub-Advisor's fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in it sole discretion. For the six months ended October 31, 2005, the Manager paid $319,318 to the Sub-Advisor for services to the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2005, the Fund paid $169,300 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                        29 | OPPENHEIMER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $344,292, $145,994 and $49,987, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                               CLASS A         CLASS B         CLASS C         CLASS N
                               CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                             FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                         SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS                 RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------------
October 31, 2005         $     154,314   $          --   $      15,533   $       3,485   $       2,702


                        30 | OPPENHEIMER REAL ESTATE FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has agreed to waive its management fees and/or reimburse expenses such that total expenses for Class A shares do not exceed 1.50% of average daily net assets, Class B and Class C shares will each not exceed 2.25% of average daily net assets, Class N shares will not exceed 1.75% of average daily net assets and Class Y shares will not exceed 1.25% of average daily net assets. During the six months ended October 31, 2005, the Manager reimbursed the Fund $9,076, $22,997, $19,947 and $4,947 for Class A, Class B, Class C and Class N shares, respectively. These undertakings are voluntary and may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended October 31, 2005, OFS waived $4,992, $915 and $2,615 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previouslyfiled putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        31 | OPPENHEIMER REAL ESTATE FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On September 26, 2005, a shareholder meeting of the Oppenheimer Real Estate Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and except for proposal 2b, the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

----------------------------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                      FOR                WITHHELD                   TOTAL
----------------------------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                    4,749,218.577              40,408.443           4,789,627.020
Robert G. Galli                    4,747,878.329              41,748.691           4,789,627.020
Phillip A. Griffiths               4,750,826.897              38,800.123           4,789,627.020
Mary F. Miller                     4,744,259.707              45,367.313           4,789,627.020
Joel W. Motley                     4,749,942.822              39,684.198           4,789,627.020
John V. Murphy                     4,751,056.985              38,570.035           4,789,627.020
Kenneth A. Randall                 4,745,969.677              43,657.343           4,789,627.020
Russell S. Reynolds, Jr.           4,748,884.208              40,742.812           4,789,627.020
Joseph M. Wikler                   4,752,896.814              36,730.206           4,789,627.020
Peter I. Wold                      4,749,582.859              40,044.161           4,789,627.020
Clayton K. Yeutter                 4,747,562.063              42,064.957           4,789,627.020

----------------------------------------------------------------------------------------------------
PROPOSAL NO. 2

                FOR            AGAINST             ABSTAIN      BROKER NON-VOTE               TOTAL
----------------------------------------------------------------------------------------------------
2a: Proposal to change the policy on Borrowing
      3,372,354.479        343,199.562          69,166.979        1,004,906.000       4,789,627.020
2b: Proposal to change the policy on Concentration of Investments
      1,979,341.795        330,575.549       1,474,803.676        1,004,906.000       4,789,627.020
2c: Proposal to re-classify the policy on Investing in Other Investment Companies
      3,375,833.187        340,096.359          68,791.474        1,004,906.000       4,789,627.020
2d: Proposal to change the policy on Lending
      3,364,723.708        353,274.830          66,722.482        1,004,906.000       4,789,627.020
2e: Proposal to change the policy on Real Estate and Commodities
      3,403,377.291        320,195.848          61,147.881        1,004,906.000       4,789,627.020
2f: Proposal to change the policy on Senior Securities
      3,401,168.244        320,234.030          63,318.746        1,004,906.000       4,789,627.020


                        32 | OPPENHEIMER REAL ESTATE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        33 | OPPENHEIMER REAL ESTATE FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Real Estate Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005